SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
Categories	Estimates of useful lives	Estimates of residual values
Office equipment	3 years	5%
Machinery and equipment	10 years	5%
Transportation equipment	10 years	5%

SCHEDULE OF INTANGIBLE ASSETS OF ESTIMATED ECONOMIC USEFUL LIVES
Category	Estimated useful life
Patents	14-17 years

SCHEDULE OF DISAGGREGATION REVENUES

The following table disaggregates the Company’s revenues by product line for the years ended June 30, 2025, 2024 and 2023:

	For the Years Ended June 30,
	2025	2024	2023
Sales of specialized oilfield equipment	$11,952,061	$8,877,804	$13,919,600
Sales of specialized oilfield vehicles	10,909,211	5,406,586	6,361,812
Service income from automation solutions	1,762,092	1,763,018	271,462
Others	291,254	2,871,439	593,589
Net revenues	$24,914,618	$18,918,847	$21,146,463